Material Accounting Policy Information	6 Months Ended
Jun. 30, 2024
Material Accounting Policy Information [Abstract]
Material accounting policy information

Note 2. Material accounting policy information

These general-purpose consolidated condensed interim unaudited financial statements for the interim half-year reporting period ended June 30, 2024, have been prepared in accordance with International Accounting Standards (“IAS”) 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (‘IASB’).

These general-purpose consolidated condensed interim unaudited financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these consolidated condensed interim unaudited financial statements are to be read in conjunction with the annual report for the year ended December 31, 2023, and any public announcements made by the company during the interim reporting period in accordance with the continuous disclosure requirements of the Australian Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

Financial statements in U.S. dollars (“USD”):

Since the Company’s listing on the Nasdaq Capital Market (“Nasdaq”) in August 2022, all capital raises have been denominated in USD. In addition, a majority of the Company’s current assets are in USD, as well as a portion of the costs incurred by the Company are in USD. Management believes that the USD is the primary currency of the economic environment in which the Company operates. On January 1, 2024, the Company moved to USD as its presentation currency. The change was accounted as a change of accounting policy on a retrospective application. The change in presentation currency was followed by change in the functional currency of the Company to USD, requiring re-measurement from the local currency into USD for each of these entities. All exchange gains and losses resulting from the re-measurement are reflected in the consolidated statement of profit or loss and other comprehensive income, as appropriate.

Prior to January 1, 2024, the functional currency of the Company was the AUD. Accordingly, the financial statements of the Company were translated into USD. All statement of financial position accounts were translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income were translated using the average exchange rate prevailing during the year. The resulting translation adjustments were reported as a component of shareholders’ equity under accumulated other comprehensive income.

Effective as of the Company’s fiscal year beginning January 1, 2024, the Company’s functional currency became the USD. IAS 21” The Effects of Changes in Foreign Exchange Rates”, requires a change in functional currency to be reported as of the date it is determined there has been a change, and it is generally accepted practice that the change is made at the start of the most recent period that approximates the date of the change. Management determined it would enact this change effective on January 1, 2024. While the change was based on a factual assessment, the determination of the date of the change required management’s judgement given the change in the primary economic and business environment, in which the Company operates, have evolved over time. As part of management’s functional currency assessment, changes in economic facts and circumstances were considered. This included analysis of changes in: management of operations, process, and in the composition of cash and equity balances. The Company has implemented budgeting in USD, whereas this was previously performed in AUD. The Company’s cash inflows consist primarily of USD cash balances and less of AUD, as also reflected in the budget. Following the Company’s delisting from the Australian Securities Exchange in November 2023, the Company focus its capital raise efforts primarily in USD. Assuming current business operating model stays constant, management believes that the USD cash balances will continue to increase, while AUD cash balances will continue to produce a net outflow.

Management re-evaluated all indicators established in IAS 21 to determine the functional currency of the Company. Such indicators include i) cash flow, ii) expense, iii) financing and iv) intercompany transactions and arrangements. Management determined that the cash flow and financing indicators were most relevant to the Company operations and its primary economic environment. At the time of the assessment adopted on January 1, 2024, cash flows generated by the Company that relate to its assets and liabilities now directly affect the Company’s cash flows and are readily available for remittance to the Company. The majority of cash flow of the Company’s operations is denominated in USD. Significant asset and equity items on the Company balance sheet are comprised almost solely (greater than 90%) of USD denominated transactions. Furthermore, most of the Company’s generated cash flows are now invested in USD based cash and cash equivalents. Since such investments are short-term, cash is readily available for current needs of the group. Thus, the USD is the primary currency from which the Company generates and accumulates cash.

When considering all relevant facts together, management concluded that the USD best reflects the currency of the primary economic environment in which the Company currently operates. Therefore, USD is the functional currency as a result of the change in the most significant economic facts and circumstances from cash flow and financing indicators. As a result, the Company adopted USD as the functional currency effective January 1, 2024.

The change was accounted for prospectively from the date of the change in accordance with IAS 21, “Foreign Currency Matters.” The translated balances of monetary and nonmonetary assets and liabilities recorded in the Company financial statements as of the end of the prior reporting period became the new accounting basis for those assets and liabilities in the period of the change. To the extent the entity had monetary assets and liabilities denominated in the old functional currency, such balances created transactional gains and losses subsequent to the change in functional currency. The amount recorded in the currency translation adjustment account for prior periods was not reversed upon the change in functional currency. The exchange rate on the date of the change became the historical rate for subsequent re-measurement of nonmonetary assets and liabilities into the new functional currency.

The following table summarizes the impact on both consolidated net loss and other comprehensive income (loss) utilizing USD as the functional currency of the Company as of June 30, 2024, compared to the related impact if the functional currency of the Company would have remained AUD (excluding foreign exchange from transactions denominated in AUD recorded in the respective period)

	USD as Functional Currency (in USD)	AUD as Functional Currency (in USD)(*) (Unaudited Pro Forma)
Financial income, net - attributed to foreign translation gain	136,518	694,958
Other comprehensive loss - attributed to foreign currency translation adjustments	(170,590)	(476,413)

(*) The conversion from AUD into USD was made at the exchange rate as of June 30, 2024, on which USD 1.00 equalled AUD 1.518.

New Accounting Standards and Interpretations not yet mandatory or early adopted

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial statements”, a comprehensive new accounting standard which replaces existing IAS 1, “Presentation of Financial Statements”, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. New requirements of IFRS 18 include mandates to:

-	present specified categories and defined subtotals in the statement of profit or loss and other comprehensive loss;

-	provide disclosures on management-defined performance measures (MPMs) in the notes to the consolidated financial statements; and

-	improve aggregation and disaggregation of information in the consolidated financial statements.

This standard is effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted but will need to be disclosed. The Company is currently assessing the impact of adopting IFRS 18 on the consolidated financial statements.

Other than the above IFRS 18, International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the half-year ended June 30, 2024.

Liquidity

These unaudited interim condensed consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of June 30, 2024, the Company has not achieved positive cash flow from operations and incurred a net loss of $1,653,875 for the period ended June 30, 2024, and generated $24,034,919 of accumulated losses since inception. The Company estimates that it has adequate financial resources for the foreseeable future based on its current cash and trade receivable balances and its ongoing operations. Until the Company can generate significant recurring revenues, profit and cash flow provided by operating activity it expects to satisfy future cash needs through debt or equity financing as well as governmental grants. In the event that the Company requires additional financing, it may not be able to raise such financing on terms acceptable to it or at all.